Issued Capital (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Issued Capital
	2019	2018	2017	2019	2018	2017
	Shares	Shares	Shares	A$’000	A$’000	A$’000
Ordinary shares - fully paid	257,029,426	257,029,426	205,142,734	164,087	164,087	155,580

Summary of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue price	$'000
Balance	June 30, 2018	257,029,426		164,087
Balance	June 30, 2019	257,029,426		164,087
The weighted average number of shares on issue during the twelve months to June 30, 2019 was		257,029,426